Leases - Cash flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating cash flows from leases, Operating Leases			$ (182)	$ (137)
Operating cash flows from leases, Finance Leases			(2,180)	(2,298)
Financing cash flows from leases	$ (1,277)	$ (1,107)	$ (1,500)	$ (1,292)
Weighted-average remaining lease term, Operating Leases			6 years 2 months 26 days	6 years 4 months 17 days
Weighted-average remaining lease term, Finance Leases			5 years 6 months 7 days	6 years 7 days
Weighted-average discount rate, Operating Leases			8.50%	8.50%
Weighted-average discount rate, Finance Leases			8.50%	8.50%